Capital (Tables)	6 Months Ended
Jun. 30, 2024
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Details of NCIB Share Repurchases
Details of share repurchases were as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023

Share repurchases (millions of U.S. dollars)	287	–	639	718

Shares repurchased (number in millions)	1.8	–	4.1	6.0

Share repurchases - average price per share in U.S. dollars	$161.32	–	$156.92	$120.10

Summary of Dividend Declared and Paid
Details of dividends declared per common share and dividends paid on common shares are as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023

Dividends declared per common share	$0.54	$0.49	$1.08	$0.98
Dividends declared	243	230	487	462

Dividends reinvested	(8)	–	(15)	(8)

Dividends paid	235	230	472	454